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                                                 Filed Pursuant to Rule 497(e)
                                                 Registration File No.: 33-33530

                                                               June 30, 2004
                                                                  Supplement

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              SUPPLEMENT DATED JUNE 30, 2004 TO THE PROSPECTUS OF
                      MORGAN STANLEY EUROPEAN GROWTH FUND
                            Dated December 30, 2003

The third paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

     The Fund's portfolio is managed within the European Growth team. Benjamin Legge is a current member of the team.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.






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